Quarterly Holdings Report
for
Fidelity® Investment Grade Bond ETF
May 31, 2023
FIE-NPRT3-0723
1.9900959.102
Nonconvertible Bonds - 34.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 1.9%
AT&T, Inc. 4.3% 2/15/30	178,000	170,352
Verizon Communications, Inc.:
3.15% 3/22/30	84,000	75,113
4.329% 9/21/28	80,000	77,756
		323,221
Entertainment - 0.6%
The Walt Disney Co. 2.65% 1/13/31	114,000	99,088
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 2.8% 4/1/31	203,000	162,375
Magallanes, Inc.:
3.428% 3/15/24	5,000	4,895
3.638% 3/15/25	3,000	2,903
3.755% 3/15/27	6,000	5,623
4.054% 3/15/29	2,000	1,827
4.279% 3/15/32	17,000	14,852
5.05% 3/15/42	3,000	2,427
5.141% 3/15/52	42,000	32,778
Time Warner Cable LLC 5.5% 9/1/41	60,000	49,588
		277,268
Wireless Telecommunication Services - 0.6%
T-Mobile U.S.A., Inc. 4.5% 4/15/50	126,000	107,408
TOTAL COMMUNICATION SERVICES		806,985
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
4% 1/15/25	36,000	35,099
5.85% 4/6/30	5,000	4,951
		40,050
Household Durables - 1.0%
Lennar Corp. 4.75% 11/29/27	164,000	160,635
Specialty Retail - 0.3%
Lowe's Companies, Inc.:
3.35% 4/1/27	2,000	1,906
3.75% 4/1/32	38,000	34,476
4.25% 4/1/52	10,000	8,000
4.45% 4/1/62	10,000	7,849
		52,231
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc. 3.05% 3/15/32	18,000	14,485
TOTAL CONSUMER DISCRETIONARY		267,401
CONSUMER STAPLES - 2.1%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/39	162,000	168,223
Consumer Staples Distribution & Retail - 0.2%
Sysco Corp. 6.6% 4/1/50	27,000	30,110
Food Products - 0.9%
JBS U.S.A. Lux SA / JBS Food Co.:
5.125% 2/1/28 (b)	5,000	4,818
5.5% 1/15/30 (b)	151,000	143,462
5.75% 4/1/33 (b)	10,000	9,326
		157,606
TOTAL CONSUMER STAPLES		355,939
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
DCP Midstream Operating LP 5.125% 5/15/29	62,000	60,245
Energy Transfer LP 4.95% 6/15/28	82,000	80,112
Hess Corp.:
4.3% 4/1/27	89,000	86,208
5.6% 2/15/41	2,000	1,884
MPLX LP 4.8% 2/15/29	82,000	79,809
Petroleos Mexicanos 7.69% 1/23/50	203,000	130,884
The Williams Companies, Inc.:
4.65% 8/15/32	28,000	26,489
5.3% 8/15/52	2,000	1,805
Western Gas Partners LP 4.3% 2/1/30	64,000	56,901
		524,337
FINANCIALS - 14.2%
Banks - 7.4%
Bank of America Corp.:
2.299% 7/21/32 (c)	5,000	3,984
4.183% 11/25/27	254,000	243,481
5.015% 7/22/33 (c)	108,000	105,566
Citigroup, Inc. 4.45% 9/29/27	236,000	226,765
JPMorgan Chase & Co.:
4.493% 3/24/31 (c)	280,000	270,245
4.912% 7/25/33 (c)	40,000	39,336
NatWest Group PLC 3.073% 5/22/28 (c)	200,000	181,755
Wells Fargo & Co.:
4.478% 4/4/31 (c)	168,000	159,885
4.897% 7/25/33 (c)	40,000	38,586
		1,269,603
Capital Markets - 4.7%
Ares Capital Corp. 3.875% 1/15/26	132,000	122,518
Deutsche Bank AG New York Branch 4.1% 1/13/26	100,000	93,200
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	4,000	3,221
3.8% 3/15/30	308,000	285,507
Morgan Stanley:
4.431% 1/23/30 (c)	268,000	257,256
6.342% 10/18/33 (c)	40,000	42,836
		804,538
Consumer Finance - 1.1%
Ally Financial, Inc.:
2.2% 11/2/28	11,000	8,772
7.1% 11/15/27	32,000	32,692
8% 11/1/31	45,000	46,920
Capital One Financial Corp.:
2.359% 7/29/32 (c)	16,000	11,396
3.8% 1/31/28	92,000	85,213
4.985% 7/24/26 (c)	6,000	5,870
5.247% 7/26/30 (c)	9,000	8,526
Discover Financial Services 6.7% 11/29/32	2,000	2,072
		201,461
Financial Services - 0.7%
Blackstone Private Credit Fund 7.05% 9/29/25	8,000	7,976
Brixmor Operating Partnership LP 4.05% 7/1/30	56,000	50,496
Corebridge Financial, Inc.:
3.85% 4/5/29	49,000	44,177
3.9% 4/5/32	3,000	2,602
4.35% 4/5/42	2,000	1,599
4.4% 4/5/52	2,000	1,522
Jackson Financial, Inc.:
5.17% 6/8/27	4,000	3,825
5.67% 6/8/32	6,000	5,721
		117,918
Insurance - 0.3%
Unum Group 4% 6/15/29	56,000	52,585
TOTAL FINANCIALS		2,446,105
HEALTH CARE - 2.6%
Biotechnology - 0.4%
Amgen, Inc.:
5.15% 3/2/28	7,000	7,058
5.25% 3/2/30	39,000	39,303
5.25% 3/2/33	7,000	7,025
5.6% 3/2/43	7,000	6,933
5.65% 3/2/53	3,000	3,001
5.75% 3/2/63	6,000	5,963
		69,283
Health Care Providers & Services - 1.8%
Centene Corp.:
2.45% 7/15/28	13,000	11,170
2.625% 8/1/31	5,000	3,998
4.625% 12/15/29	158,000	146,529
Cigna Group 4.8% 8/15/38	154,000	144,676
Humana, Inc. 3.7% 3/23/29	3,000	2,782
Sabra Health Care LP 3.2% 12/1/31	12,000	8,870
		318,025
Pharmaceuticals - 0.4%
Viatris, Inc. 2.7% 6/22/30	76,000	61,075
TOTAL HEALTH CARE		448,383
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.9%
The Boeing Co. 5.15% 5/1/30	152,000	150,753
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	68,000	65,773
6.375% 5/4/28 (b)	21,000	20,512
		86,285
TOTAL INDUSTRIALS		237,038
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 6.2% 7/15/30	50,000	52,046
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc. 2.45% 2/15/31 (b)	98,000	79,131
Marvell Technology, Inc. 2.95% 4/15/31	38,000	31,851
		110,982
Software - 0.4%
Oracle Corp. 3.6% 4/1/40	74,000	56,029
VMware, Inc. 1.4% 8/15/26	7,000	6,199
		62,228
TOTAL INFORMATION TECHNOLOGY		225,256
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent LP:
2.375% 7/15/31	1,000	794
3.375% 7/15/51	2,000	1,281
3.625% 4/15/32	3,000	2,593
4.3% 4/15/52	2,000	1,510
Corporate Office Properties LP 2.75% 4/15/31	44,000	32,806
Invitation Homes Operating Partnership LP 2% 8/15/31	56,000	42,674
Kite Realty Group Trust 4.75% 9/15/30	74,000	66,522
LXP Industrial Trust (REIT) 2.7% 9/15/30	66,000	52,922
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	33,000	24,401
3.625% 10/1/29	74,000	60,541
Piedmont Operating Partnership LP 2.75% 4/1/32	2,000	1,365
Sun Communities Operating LP:
2.3% 11/1/28	2,000	1,694
2.7% 7/15/31	8,000	6,312
VICI Properties LP:
4.375% 5/15/25	2,000	1,930
4.75% 2/15/28	7,000	6,662
4.95% 2/15/30	7,000	6,512
Vornado Realty LP:
2.15% 6/1/26	1,000	821
3.4% 6/1/31	3,000	2,077
		313,417
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP 7.55% 3/15/28	9,000	7,663
CBRE Group, Inc. 2.5% 4/1/31	8,000	6,477
Tanger Properties LP:
2.75% 9/1/31	6,000	4,312
3.875% 7/15/27	74,000	66,960
		85,412
TOTAL REAL ESTATE		398,829
UTILITIES - 1.4%
Electric Utilities - 0.7%
Cleco Corporate Holdings LLC 3.743% 5/1/26	60,000	56,827
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	74,000	59,267
2.775% 1/7/32 (b)	6,000	4,718
		120,812
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.:
2.45% 1/15/31	3,000	2,401
3.95% 7/15/30 (b)	98,000	87,538
		89,939
Multi-Utilities - 0.2%
NiSource, Inc. 3.6% 5/1/30	30,000	27,316
TOTAL UTILITIES		238,067
TOTAL NONCONVERTIBLE BONDS (Cost $6,391,303)		5,948,340

U.S. Treasury Obligations - 38.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41	22,600	17,478
2.375% 5/15/51	1,265,000	940,004
2.875% 5/15/52	113,000	93,569
3.625% 2/15/53	577,000	554,190
U.S. Treasury Notes:
1.25% 4/30/28	165,100	146,301
2.75% 8/15/32	440,000	409,148
2.875% 5/15/32	397,000	373,475
3.5% 1/31/30	916,000	903,477
3.5% 2/15/33	732,000	723,308
3.625% 3/31/28	120,000	119,081
3.625% 3/31/30	100,000	99,484
3.875% 11/30/27	466,000	466,746
3.875% 11/30/29	1,000,000	1,007,346
3.875% 12/31/29	80,000	80,622
4% 2/28/30	490,000	497,829
4.125% 11/15/32	187,000	193,925
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,863,388)		6,625,983

U.S. Government Agency - Mortgage Securities - 15.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.5%
2% 6/1/35 to 1/1/52	163,207	140,275
2.5% 7/1/51	49,139	42,282
3.5% 11/1/45 to 3/1/52	77,373	72,214
TOTAL FANNIE MAE		254,771
Freddie Mac - 1.5%
1.5% 12/1/35 to 4/1/51	103,014	83,274
2.5% 7/1/36 to 2/1/51	75,921	67,964
3% 2/1/50	64,973	58,269
5.5% 3/1/53	49,450	50,373
TOTAL FREDDIE MAC		259,880
Ginnie Mae - 3.0%
2% 6/1/53 (d)	100,000	84,797
2% 6/1/53 (d)	50,000	42,398
2% 7/1/53 (d)	50,000	42,441
2.5% 6/1/53 (d)	50,000	43,665
2.5% 6/1/53 (d)	50,000	43,665
2.5% 7/1/53 (d)	50,000	43,704
3% 6/1/53 (d)	50,000	44,964
3.5% 6/1/53 (d)	50,000	46,338
3.5% 6/1/53 (d)	50,000	46,338
3.5% 7/1/53 (d)	50,000	46,371
5.5% 6/1/53 (d)	25,000	24,972
TOTAL GINNIE MAE		509,653
Uniform Mortgage Backed Securities - 9.0%
1.5% 6/1/38 (d)	50,000	43,693
1.5% 6/1/38 (d)	50,000	43,693
2% 6/1/38 (d)	50,000	44,771
2% 6/1/38 (d)	50,000	44,771
2% 6/1/53 (d)	100,000	82,223
2% 6/1/53 (d)	50,000	41,111
2% 6/1/53 (d)	100,000	82,223
2% 6/1/53 (d)	50,000	41,111
2% 6/1/53 (d)	50,000	41,111
2% 7/1/53 (d)	50,000	41,172
2% 7/1/53 (d)	50,000	41,172
2% 7/1/53 (d)	50,000	41,172
2.5% 6/1/38 (d)	50,000	46,238
2.5% 6/1/53 (d)	100,000	85,410
2.5% 6/1/53 (d)	50,000	42,705
2.5% 6/1/53 (d)	50,000	42,705
2.5% 6/1/53 (d)	50,000	42,705
2.5% 7/1/53 (d)	100,000	85,355
3% 6/1/53 (d)	100,000	88,602
3% 6/1/53 (d)	50,000	44,301
3.5% 6/1/53 (d)	50,000	45,871
4% 6/1/53 (d)	50,000	47,234
4% 6/1/53 (d)	50,000	47,234
4% 6/1/53 (d)	25,000	23,617
4.5% 6/1/53 (d)	125,000	120,947
5% 6/1/53 (d)	75,000	73,866
5.5% 6/1/53 (d)	50,000	49,967
5.5% 6/1/53 (d)	25,000	24,983
5.5% 7/1/53 (d)	50,000	49,961
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,549,924
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,633,201)		2,574,228

Asset-Backed Securities - 5.4%
	Principal Amount (a)	Value ($)
Cedar Funding Ltd. Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.3685% 4/20/35 (b)(c)(e)	100,000	97,351
Eaton Vance CLO, Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 1/15/35 (b)(c)(e)	100,000	97,880
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.6791% 11/20/33 (b)(c)(e)	100,000	98,622
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 6.3803% 7/15/34 (b)(c)(e)	250,000	245,493
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 0% 4/22/36 (b)(c)(d)(e)	250,000	249,872
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	169,718	145,112
TOTAL ASSET-BACKED SECURITIES (Cost $965,371)		934,330

Commercial Mortgage Securities - 3.4%
	Principal Amount (a)	Value ($)
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (b)(c)(e)	15,000	14,532
BX Commercial Mortgage Trust floater Series 2021-PAC Class B, 1 month U.S. LIBOR + 0.890% 6.0068% 10/15/36 (b)(c)(e)	100,000	95,915
BX Trust floater Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.5503% 4/15/37 (b)(c)(e)	9,336	9,210
Class B, CME Term SOFR 1 Month Index + 1.940% 6.9993% 4/15/37 (b)(c)(e)	9,336	9,181
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	94,245	82,352
Extended Stay America Trust floater Series 2021-ESH Class D, 1 month U.S. LIBOR + 2.250% 7.358% 7/15/38 (b)(c)(e)	97,377	94,439
GS Mortgage Securities Trust floater Series 2021-IP Class C, 1 month U.S. LIBOR + 1.550% 6.657% 10/15/36 (b)(c)(e)	100,000	90,578
LIFE Mortgage Trust floater Series 2021-BMR Class E, CME Term SOFR 1 Month Index + 1.860% 6.9235% 3/15/38 (b)(c)(e)	98,297	93,362
SREIT Trust floater Series 2021-MFP Class D, 1 month U.S. LIBOR + 1.570% 6.6856% 11/15/38 (b)(c)(e)	100,000	95,350
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $622,879)		584,919

Money Market Funds - 16.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f) (Cost $2,817,578)	2,817,015	2,817,578

TOTAL INVESTMENT IN SECURITIES - 113.4% (Cost $20,293,720)	19,485,378
NET OTHER ASSETS (LIABILITIES) - (13.4)%	(2,299,475)
NET ASSETS - 100.0%	17,185,903

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(50,000)	(42,398)
2.5% 6/1/53	(50,000)	(43,665)
3.5% 6/1/53	(50,000)	(46,338)

TOTAL GINNIE MAE		(132,401)

Uniform Mortgage Backed Securities
2% 6/1/53	(50,000)	(41,111)
2% 6/1/53	(50,000)	(41,111)
2% 6/1/53	(50,000)	(41,111)
2.5% 6/1/38	(50,000)	(46,238)
2.5% 6/1/53	(50,000)	(42,705)
2.5% 6/1/53	(100,000)	(85,410)
3% 6/1/53	(50,000)	(44,301)
4.5% 6/1/53	(25,000)	(24,189)
5.5% 6/1/53	(50,000)	(49,967)
5.5% 6/1/53	(25,000)	(24,983)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(441,126)

TOTAL TBA SALE COMMITMENTS (Proceeds $574,229)		(573,527)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,993,794 or 11.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	666,354	4,657,644	2,506,420	53,778	-	-	2,817,578	0.0%
Total	666,354	4,657,644	2,506,420	53,778	-	-	2,817,578

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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